Borrowings - Finance Lease Liabilities (Narrative II)	12 Months Ended
Dec. 31, 2023
Borrowings - Finance Lease Liabilities
Borrowings - Finance Lease Liabilities (Narrative II)

On July 29, 2022, Navios Partners took delivery of the Navios Felicity I, a 2020-built Kamsarmax vessel of 81,962 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,473, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2023, the outstanding balance was $16,128 and is repayable in six years.

On July 29, 2022, Navios Partners took delivery of the Navios Herakles I, a 2019-built Kamsarmax vessel of 82,036 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,791 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2023, the outstanding balance was $16,354 and is repayable in six years.

On July 29, 2022, Navios Partners took delivery of the Navios Coral, a 2016-built Kamsarmax vessel of 84,904 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $35,173, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2023, the outstanding balance was $30,755 and is repayable in two years.

On July 29, 2022, Navios Partners took delivery of the Navios Amber, a 2015-built Kamsarmax vessel of 80,994 dwt, for a remaining one-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first half of 2023, the Company declared its option to extend the charter period for one year commencing in May 2023. Under the ASC 842, the extension of the charter period is considered as a lease modification. Consequently, the Company reallocated the remaining consideration in the contract and remeasured the finance lease liability by using the updated Company’s incremental borrowing rate of approximately 6%. The finance lease liability recognized at the date of modification was increased by $1,620. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 7 – Vessels, net). As of December 31, 2023, the outstanding balance was $32,161 and is repayable in one year.

On July 29, 2022, Navios Partners took delivery of the Navios Citrine, a 2017-built Kamsarmax vessel of 81,626 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $35,605, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2023, the outstanding balance was $31,566 and is repayable in two years.

On July 29, 2022, Navios Partners took delivery of the Navios Dolphin, a 2017-built Kamsarmax vessel of 81,630 dwt, for a remaining three-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $35,676, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2023, the outstanding balance was $31,644 and is repayable in two years.

On July 29, 2022, Navios Partners took delivery of the Navios Felix, a 2016-built Capesize vessel of 181,221 dwt, for a remaining one-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $43,383, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. In March 2023, the Company acquired the Navios Felix and repaid in full the outstanding balance of the finance lease liability as of that date.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.

The Company recognizes the total interest expense incurred on finance lease liabilities under the caption “Interest expense and finance cost, net” in the Consolidated Statements of Operations. For the year ended December 31, 2023, the total interest expense incurred amounted to $30,313. For the year ended December 31, 2022, the total interest expense incurred amounted to $12,243. No interest expense on finance lease liabilities was incurred for the year ended December 31, 2021. As of December 31, 2023 and December 31, 2022, payments related to the finance lease liabilities amounted to $26,172 and $10,389, respectively, and are presented under the caption “Repayment of long-term debt and financial liabilities” in the Consolidated Statements of Cash Flows.

Credit Facilities and Financial Liabilities

The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’, Angeliki Frangou’s or their affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs related to the vessels, including the fixed daily fee payable under the Management Agreements (defined herein).

As of December 31, 2023 and December 31, 2022, the security deposits under certain sale and leaseback agreements were $0 and $8,650, respectively, and are presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth of $135,000.

It is an event of default under the credit facilities and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of December 31, 2023, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings were 7.2%, 5.3% and 4.1% for the years ended December 31, 2023, 2022 and 2021, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of December 31, 2023, based on the repayment schedules of the respective credit facilities, financial liabilities and finance lease liabilities (as described above).

Year	Amount
2024	$290,709
2025	481,799
2026	280,452
2027	186,175
2028	158,253
2029 and thereafter	481,589
Total	$1,878,977